Fair value of financial instruments	9 Months Ended
Jul. 31, 2020
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Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial
instruments
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2019 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at July 31, 2020
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$23,808	$–	$–	$16,832	$16,832	$40,640	$40,640
Securities
Trading	135,043	10,490	–	–	–	–	145,533	145,533
Investment, net of applicable allowance	–	–	95,101	503	49,376	50,392	144,980	145,996
	135,043	10,490	95,101	503	49,376	50,392	290,513	291,529
Assets purchased under reverse repurchase agreements and securities borrowed	254,124	–	–	–	54,091	54,091	308,215	308,215
Loans, net of applicable allowance
Retail	–	256	257	–	440,378	446,709	440,891	447,222
Wholesale	5,891	2,433	741	–	205,985	207,479	215,050	216,544
	5,891	2,689	998	–	646,363	654,188	655,941	663,766
Other
Derivatives	157,378	–	–	–	–	–	157,378	157,378
Other assets (1)	3,285	20	–	–	62,949	62,948	66,254	66,253
Financial liabilities
Deposits
Personal	$73	$16,576			$320,547	$319,822	$337,196	$336,471
Business and government (2)	282	120,328			519,674	521,776	640,284	642,386
Bank (3)	–	10,202			29,476	29,489	39,678	39,691
	355	147,106			869,697	871,087	1,017,158	1,018,548
Other
Obligations related to securities sold short	36,841	–			–	–	36,841	36,841
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,493			18,275	18,275	273,768	273,768
Derivatives	155,479	–			–	–	155,479	155,479
Other liabilities (4)	46	61			66,272	66,282	66,379	66,389
Subordinated debentures	–	–			9,899	9,989	9,899	9,989

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.
Financial assets designated as fair value through profit or loss
For our financial assets designated as FVTPL, we measure the change in fair value attributable to changes in credit risk as the difference between the total change in the fair value of the instrument during the period and the change in fair value calculated using the appropriate risk-free yield curves. For the nine months ended July 31, 2020, a loss of $462 million was attributable to changes in credit risk for positions still held and there were no significant changes in the extent to which credit derivatives or similar instruments mitigate the maximum exposure to credit risk.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	July 31, 2020						October 31, 2019
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$23,808	$–	$		$23,808	$–	$22,283	$–	$		$22,283
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	19,785	5,714	–			25,499	14,655	5,474	–			20,129
Provincial and municipal	–	12,603	–			12,603	–	11,282	–			11,282
U.S. state, municipal and agencies (1)	1,227	37,265	46			38,538	2,050	39,584	58			41,692
Other OECD government (2)	5,251	2,819	–			8,070	2,786	3,710	–			6,496
Mortgage-backed securities (1)	–	59	–			59	–	482	–			482
Asset-backed securities
Non-CDO securities (3)	–	382	2			384	–	1,333	2			1,335
Corporate debt and other debt	–	20,514	31			20,545	1	23,643	21			23,665
Equities	36,398	2,199	1,238			39,835	38,309	1,925	1,219			41,453
	62,661	81,555	1,317			145,533	57,801	87,433	1,300			146,534
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	227	1,279	–			1,506	–	657	–			657
Provincial and municipal	–	5,149	–			5,149	–	2,898	–			2,898
U.S. state, municipal and agencies (1)	2,028	41,833	–			43,861	210	20,666	–			20,876
Other OECD government	654	8,674	–			9,328	–	4,251	–			4,251
Mortgage-backed securities (1)	–	2,476	24			2,500	–	2,675	27			2,702
Asset-backed securities
CDO	–	7,455	–			7,455	–	7,300	–			7,300
Non-CDO securities	–	869	–			869	–	849	–			849
Corporate debt and other debt	–	24,270	162			24,432	–	17,537	153			17,690
Equities	39	128	337			504	42	127	294			463
	2,948	92,133	523			95,604	252	56,960	474			57,686
Assets purchased under reverse repurchase agreements and securities borrowed	–	254,124	–			254,124	–	246,068	–			246,068
Loans	–	8,363	1,215			9,578	–	9,294	680			9,974
Other
Derivatives
Interest rate contracts	–	62,384	610			62,994	1	46,095	349			46,445
Foreign exchange contracts	–	75,892	85			75,977	–	40,768	48			40,816
Credit derivatives	–	490	–			490	–	169	–			169
Other contracts	3,682	16,454	39			20,175	2,852	12,674	11			15,537
Valuation adjustments	–	(1,220)	2			(1,218)	–	(712)	15			(697)
Total gross derivatives	3,682	154,000	736			158,418	2,853	98,994	423			102,270
Netting adjustments					(1,040)	(1,040)					(710)	(710)
Total derivatives						157,378						101,560
Other assets	1,256	1,997	52			3,305	1,119	1,960	77			3,156
	$70,547	$615,980	$3,843		$(1,040)	$689,330	$62,025	$522,992	$2,954		$(710)	$587,261
Financial Liabilities
Deposits
Personal	$–	$16,457	$192	$		$16,649	$–	$17,378	$156	$		$17,534
Business and government	–	120,610	–			120,610	–	111,540	–			111,540
Bank	–	10,202	–			10,202	–	3,032	–			3,032
Other
Obligations related to securities sold short	21,217	15,624	–			36,841	20,512	14,557	–			35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,493	–			255,493	–	218,612	–			218,612
Derivatives
Interest rate contracts	–	54,967	1,175			56,142	–	39,165	934			40,099
Foreign exchange contracts	–	76,430	40			76,470	–	40,183	27			40,210
Credit derivatives	–	579	–			579	–	282	–			282
Other contracts	5,007	18,214	268			23,489	2,675	15,776	206			18,657
Valuation adjustments	–	(151)	(10)			(161)	–	12	(7)			5
Total gross derivatives	5,007	150,039	1,473			156,519	2,675	95,418	1,160			99,253
Netting adjustments					(1,040)	(1,040)					(710)	(710)
Total derivatives						155,479						98,543
Other liabilities	46	23	38			107	102	(1,280)	60			(1,118)
	$26,270	$568,448	$1,703		$(1,040)	$595,381	$23,289	$459,257	$1,376		$(710)	$483,212

(1)	As at July 31, 2020, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $17,635 million and $1 million (October 31, 2019 – $22,365 million and $nil), respectively, and in all fair value levels of Investment securities were $9,814 million and $2,153 million (October 31, 2019 – $6,474 million and $2,046 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended July 31, 2020, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at July 31, 2020, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2019 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended July 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$54	$–	$(2)	$–	$(6)	$–	$–	$46	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	19	–	–	–	–	12	–	31	–
Equities	1,256	(23)	(32)	55	(21)	2	1	1,238	(2)
	1,331	(23)	(34)	55	(27)	14	1	1,317	(2)
Investment
Mortgage-backed securities	28	–	(4)	–	–	–	–	24	n.a.
Corporate debt and other debt	165	–	(3)	–	–	–	–	162	n.a.
Equities	333	–	4	–	–	–	–	337	n.a.
	526	–	(3)	–	–	–	–	523	n.a.
Loans	994	58	9	62	(11)	176	(73)	1,215	21
Other
Net derivative balances (3)
Interest rate contracts	(596)	23	(1)	11	–	–	(2)	(565)	21
Foreign exchange contracts	66	(23)	–	6	–	(3)	(1)	45	(22)
Other contracts	(326)	58	5	(53)	14	(25)	98	(229)	89
Valuation adjustments	10	–	–	–	2	–	–	12	–
Other assets	49	9	(2)	–	(4)	–	–	52	9
	$2,054	$102	$(26)	$81	$(26)	$162	$23	$2,370	$116
Liabilities
Deposits
Personal	$(163)	$(17)	$2	$(40)	$4	$(28)	$50	$(192)	$(16)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(36)	(5)	1	–	2	–	–	(38)	(5)
	$(199)	$(22)	$3	$(40)	$6	$(28)	$50	$(230)	$(21)

	For the three months ended July 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$67	$–	$(1)	$–	$(2)	$–	$–	$64	$–
Asset-backed securities
Non-CDO securities	4	–	–	–	(2)	–	–	2	1
Corporate debt and other debt	21	–	–	–	–	–	–	21	–
Equities	1,107	(20)	(12)	76	(34)	20	(1)	1,136	(9)
	1,199	(20)	(13)	76	(38)	20	(1)	1,223	(8)
Investment
Mortgage-backed securities	28	–	(1)	–	–	–	–	27	n.a.
Corporate debt and other debt	146	–	5	–	1	–	–	152	n.a.
Equities	296	–	(6)	5	(2)	–	–	293	n.a.
	470	–	(2)	5	(1)	–	–	472	n.a.
Loans	759	9	–	276	(474)	2	(4)	568	(3)
Other
Net derivative balances (3)
Interest rate contracts	(585)	16	–	(2)	(5)	(9)	4	(581)	(4)
Foreign exchange contracts	17	(14)	(20)	2	1	2	–	(12)	4
Other contracts	(190)	10	4	(48)	12	2	7	(203)	5
Valuation adjustments	6	–	–	–	1	–	–	7	–
Other assets	66	13	(1)	–	(3)	–	–	75	13
	$1,742	$14	$(32)	$309	$(507)	$17	$6	$1,549	$7
Liabilities
Deposits
Personal	$(192)	$(5)	$1	$(16)	$16	$(13)	$149	$(60)	$4
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(56)	(7)	1	–	3	–	–	(59)	(7)
	$(248)	$(12)	$2	$(16)	$19	$(13)	$149	$(119)	$(3)

	For the nine months ended July 31, 2020
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$2	$–	$(14)	$–	$–	$46	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	–	(1)	12	–	31	–
Equities	1,219	(101)	15	173	(68)	2	(2)	1,238	(41)
	1,300	(102)	17	173	(83)	14	(2)	1,317	(41)
Investment
Mortgage-backed securities	27	–	(3)	–	–	–	–	24	n.a.
Corporate debt and other debt	153	–	8	1	–	–	–	162	n.a.
Equities	294	–	40	4	(1)	–	–	337	n.a.
	474	–	45	5	(1)	–	–	523	n.a.
Loans	680	77	9	552	(510)	516	(109)	1,215	(46)
Other
Net derivative balances (3)
Interest rate contracts	(585)	(87)	(3)	(28)	8	34	96	(565)	(30)
Foreign exchange contracts	21	17	1	22	–	(8)	(8)	45	9
Other contracts	(195)	(36)	(2)	(127)	21	(58)	168	(229)	12
Valuation adjustments	22	–	–	–	(10)	–	–	12	–
Other assets	77	(10)	2	–	(17)	–	–	52	(11)
	$1,794	$(141)	$69	$597	$(592)	$498	$145	$2,370	$(107)
Liabilities
Deposits
Personal	$(156)	$69	$(2)	$(253)	$22	$(110)	$238	$(192)	$67
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(60)	7	(2)	4	13	–	–	(38)	7
	$(216)	$76	$(4)	$(249)	$35	$(110)	$238	$(230)	$74

	For the nine months ended July 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$(1)	$1	$–	$(2)	$–	$–	$64	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(123)	–	–	2	3
Corporate debt and other debt	21	1	–	–	(1)	–	–	21	–
Equities	1,148	(67)	4	226	(212)	38	(1)	1,136	(26)
	1,345	(52)	5	226	(338)	38	(1)	1,223	(23)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	18	–	(55)	–	–	152	n.a.
Equities	237	–	14	5	37	–	–	293	n.a.
	429	(3)	32	32	(18)	–	–	472	n.a.
Loans	551	38	2	588	(478)	55	(188)	568	18
Other
Net derivative balances (3)
Interest rate contracts	(504)	(79)	–	(195)	219	(6)	(16)	(581)	(41)
Foreign exchange contracts	21	(20)	(11)	3	1	1	(7)	(12)	4
Other contracts	(84)	90	1	(63)	2	(37)	(112)	(203)	79
Valuation adjustments	1	–	–	–	6	–	–	7	–
Other assets	65	23	–	–	(13)	–	–	75	23
	$1,824	$(3)	$29	$591	$(619)	$51	$(324)	$1,549	$60
Liabilities
Deposits
Personal	$(390)	$(39)	$–	$(49)	$27	$(138)	$529	$(60)	$(1)
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(12)	(1)	1	21	–	–	(59)	(10)
	$(453)	$(51)	$(1)	$(48)	$48	$(138)	$524	$(119)	$(11)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $1 million for the three months ended July 31, 2020 (July 31, 2019 – gains of $6 million) and gains of $30 million for the nine months ended July 31, 2020 (July 31, 2019 – gains of $35 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at July 31, 2020 included derivative assets of $736 million (July 31, 2019 – $476 million) and derivative liabilities of $1,473 million (July 31, 2019 – $1,265 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended July 31, 2020, transfers out of Level 1 to Level 2 included Investment U.S. state, municipal and agencies debt of $268 million.
During the three months ended July 31, 2020, transfers out of Level 2 to Level 1 included Investment U.S. state, municipal and agencies debt of $937 million.
Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended July 31, 2020, transfers out of Level 2 to Level 3 include:
•	$176 million in Loans, due to changes in the significance of the unobservable inputs.
During the three months ended July 31, 2020, transfers out of Level 3 to Level 2 include:
•	$98 million of Other contracts, comprised of $5 million of derivative related assets and $103 million of derivative related liabilities, due to changes in the significance of the unobservable inputs.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2020	July 31 2019	July 31 2020	July 31 2019
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$1,663	$3,210	$7,084	$8,997
Financial instruments measured at fair value through other comprehensive income	213	298	827	857
Financial instruments measured at amortized cost	6,080	7,102	19,509	21,037
	7,956	10,610	27,420	30,891
Interest expense (1)
Financial instruments measured at fair value through profit or loss (3)	$1,112	$2,808	$5,107	$7,905
Financial instruments measured at amortized cost (4)	1,705	2,784	6,488	8,348
	2,817	5,592	11,595	16,253
Net interest income (3)	$5,139	$5,018	$15,825	$14,638

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income. For the three months ended July 31, 2020, Interest income of $133 million (July 31, 2019 – $123 million), and Interest expense of $2 million (July 31, 2019 – $1 million). For the nine months ended July 31, 2020, Interest income of $388 million (July 31, 2019 – $366 million), and Interest expense of $5 million (July 31, 2019 – $3 million).
(2)	Includes dividend income for the three months ended July 31, 2020 of $811 million (July 31, 2019 – $614 million) and for the nine months ended July 31, 2020 of $2,033 million (July 31, 2019 – $1,508 million), which is presented in Interest and dividend income in the Interim Consolidated Statements of Income.
(3)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.
(4)	Includes interest expense on lease liabilities for the three months ended July 31, 2020 of $31 million and for the nine months ended July 31, 2020 of $94 million, due to the adoption of IFRS 16.